Revenue Recognition (Additional Information) (Details) - USD ($) $ in Thousands	3 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Allowance for doubtful accounts	$ 2,400	$ 2,400		$ 1,200	$ 500
Bad debt expense		1,300	$ 1,300	1,623	458
Revenue Recognized	$ 82,500	$ 159,700		$ 112,500	$ 59,900